Issued Capital - Schedule of Movements in Ordinary Share Capital (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movements in Ordinary Share Capital [Abstract]
Opening balance, Shares	8,118,075
Opening balance, Issue Price	$ 0
Opening balance, Amount	$ 26,608,227
Initial public offering Shares	1,300,000
Initial public offering Issue Price	$ 6.087
Initial public offering Amount	$ 7,913,463
Shares issued in lieu of broker fees, Shares	20,000
Shares issued in lieu of broker fees, Issue Price	$ 76,024
Shares issued in lieu of broker fees, Amount	$ 152,048
Shares issued in Lieu of Marketing fees, Shares	45,000
Shares issued in Lieu of Marketing fees, Issue Price	$ 2.55
Shares issued in Lieu of Marketing fees, Amount	$ 114,750
Shares issued in Lieu of Investor fees, Shares	68,027
Shares issued in Lieu of Investor fees, Issue Price	$ 4.52
Shares issued in Lieu of Investor fees, Amount	$ 307,482
Share issued in lieu of advisory fee, Shares	100,000
Share issued in lieu of advisory fee, Issue Price	$ 3.61
Share issued in lieu of advisory fee, Amount	$ 361,000
Capital raising cost, Shares
Capital raising cost, Issue Price	$ 0
Capital raising cost, Amount	$ (1,862,917)
Total, Shares	9,651,102
Total, Amount	$ 33,594,053